Property and Equipment (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment [Textual ]
Depreciation expense	$ 52,000	$ 67,000	$ 312	$ 312
Impairment charges of asset